FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value of estimated fair values of the Company's financial instruments at June 30, 2013, and December 31, 2012 are as follows:

	June 30, 2013			December 31, 2012
All figures in USD '000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	71,125	71,125	55,511	55,511
Marketable Securities	Level 1	-	-	549	549
Working capital, Orion Tanker pool (non-current assets)		-	-	36,987	36,987
2012 Credit Facility		(210,000)	(210,000)	(250,000)	(250,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis